Trade and other receivables	3 Months Ended
Nov. 30, 2024
Trade and other receivables
Trade and other receivables

3. Trade and other receivables

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
Trade receivables	51,681	26,222
Sales taxes receivable	78,595	104,270
Other receivables	8,163	8,164
	138,439	138,656

Trade receivables disclosed above include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for expected credit losses because there has not been a significant change in credit quality and the amounts are still considered recoverable.

As at November 30, 2024, trade receivables of $29,109 [August 31, 2024 – $26,222] were past due but not impaired. They relate to customers with no default history. The aging analysis of these receivables is as follows:

	As at	As at
	November 30,	August 31,
	2024	2024
	$	$
0 – 30	22,572	—
31 – 60	—	21,603
61 – 90	3,532	—
91 and over	25,577	4,619
	51,681	26,222

There were no movements in the allowance for expected credit losses for the three-month period ended November 30, 2024 and the year ended August 31, 2024.